Employee Future Benefits - Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
U.S. [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in mortality rates	10.00%
Canada [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in mortality rates	10.00%
Male [Member] | U.S. [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	0 years
Male [Member] | Canada [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	0 years
Female [Member] | U.S. [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	0 years
Female [Member] | Canada [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	0 years
Actuarial assumption of discount rates [Member] | Pension defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.00%
Percentage of reasonably possible decrease in actuarial assumption	0.00%
Actuarial assumption of discount rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.00%
Percentage of reasonably possible decrease in actuarial assumption	0.00%
Actuarial assumption of medical cost trend rates [Member] | Pension defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.00%
Percentage of reasonably possible decrease in actuarial assumption	0.00%
Actuarial assumption of medical cost trend rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.00%
Percentage of reasonably possible decrease in actuarial assumption	0.00%